Stock-Based Compensation (Details) - Schedule of restricted stock activity - Restricted Stock [Member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation (Details) - Schedule of restricted stock activity [Line Items]
Shares, outstanding at beginning
Shares,Granted	160,318
Shares, Vested	(6,108)
Shares, Forfeited
Shares, outstanding at ending	154,210